Current provisions and other current liabilities	12 Months Ended
Dec. 31, 2021
Current provisions and other current liabilities
Current provisions and other current liabilities

12. Current provisions and other current liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2021:

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2021	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2021

Personnel expenses	55,265	5,797	83	(38,476)	(7,427)	115,852	33,535	164,629
Self-insurance programs	103,020	8,920	—	—	(10,569)	17,873	—	119,244
Risk of lawsuit	24,390	(216)	—	(2,455)	(1,903)	3,757	—	23,573
Other current provisions	37,754	2,642	128	(10,717)	(5,446)	13,762	(46)	38,077
Current provisions	220,429	17,143	211	(51,648)	(25,345)	151,244	33,489	345,523

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for the Company’s global performance-based compensation plan for managerial staff established in 2021, share-based plans, the current portion of the provisions for accrued severance payments and provisions for jubilee payments. As of December 31, 2021, provisions for the Company’s global performance-based compensation plan for managerial staff  amounted to €87,719 and the provisions for share-based plans amounted to €43,466 and €26,876 as of December 31, 2021 and 2020, respectively. See note 20.

Risk of lawsuit

See note 22.

Other current provisions

The item “Other current provisions” in the table above includes provisions for warranties, physician compensation and return of goods.

Other current liabilities

As of December 31, 2021 and 2020 other current liabilities consisted of the following:

Other current liabilities

in € THOUS

	2021	2020

Personnel liabilities	746,743	732,771
Put option liabilities	678,705	645,784
Receivable credit balances	645,650	495,962
Contract liabilities	428,028	571,420
Invoices outstanding	201,251	180,227
VAT and other (non-income) tax liabilities	127,295	113,595
Deferred Income	90,003	34,885
Interest liabilities	68,558	73,140
Legal matters, advisory and audit fees	36,341	31,902
Derivatives	25,847	40,923
Bonuses, commissions	22,869	32,971
Variable payments outstanding for acquisitions	9,721	19,313
Other liabilities	250,341	220,345
Other current liabilities	3,331,352	3,193,238

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

The Company received advance payments under the CMS Accelerated and Advance Payment program which are recorded as contract liability upon receipt and recognized as revenue when the respective services are provided. For additional information on the advanced payments, see note 4 h) above.

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Other liabilities

The item “Other liabilities” in the table above includes liabilities for insurance premiums as well as the current portion of pension liabilities.